Offsets	Feb. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Webull Corporation
Form or Filing Type	F-1
File Number	333-288787
Initial Filing Date	Jul. 18, 2025
Fee Offset Claimed	$ 3,431.79
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Webull Class A Ordinary Shares, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed	1,791,792
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 794,385,000.00
Termination / Withdrawal Statement	The registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement (as defined below).

The registrant previously paid a registration fee of $143,951.06 with respect to the registrant's Registration Statement on Form F-1 (File No. 333-288787), which was initially filed by the registrant on July 18, 2025 (the "Prior Registration Statement") pertaining to the registration of up to 75,159,236 Webull Class A Ordinary Shares, par value $0.00001 per share (the “Webull Class A Ordinary Shares”), of which 63,500,000 Webull Class A Ordinary Shares remained unsold. Pursuant to Rule 457(p) under the Securities Act, the registrant is entitled to offset a registration fee of $121,620.34 with respect to unsold securities registered under the Prior Registration Statement. The offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement on Form S-8.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Webull Corporation
Form or Filing Type	F-1
File Number	333-288787
Filing Date	Jul. 18, 2025
Fee Paid with Fee Offset Source	$ 143,951.06